SHARE CAPITAL - Disclosure of escrowed shares (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 17, 2023	Aug. 17, 2024	Aug. 17, 2023	Feb. 17, 2024
On the date that the Company's common shares were listed on the NEO, February 17, 2023 [Member]
Disclosure of classes of share capital [line items]
Amount of escrow shares released	1/4 of the escrowed shares
6 months after the listing date (August 17, 2023) [Member]
Disclosure of classes of share capital [line items]
Amount of escrow shares released			1/4 of the escrowed shares
12 months after the listing date (February 17, 2024) [Member]
Disclosure of classes of share capital [line items]
Amount of escrow shares released				1/4 of the escrowed shares
18 months after the listing date (August 17, 2024) [Member]
Disclosure of classes of share capital [line items]
Amount of escrow shares released		The remainder of the escrowed shares